Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue
17	Revenue

Accounting policy

The Company recognizes revenues from the following main sources:

i.	Sale of products

The Company operates in the production and distribution of lubricants including the brands Mobil and Comma, as well as the production and distribution of biomass pellets. Products are sold in contracts identified with individual customers and in sets, as a package of goods or services.

The Company recognizes sales revenues upon delivery to the customer as long as revenue and costs can be measured reliably, receipt of the consideration is probable and there is no continuous involvement of management with the products. Delivery is considered to be the moment when the customer accepts the goods, and the risks and benefits related to the property are transferred.

Some lubricant sales contracts cannot be purchased separately from a package of services. However, the goods and services are clearly distinct in the contracts. This sales modality represents two separate performance obligations and therefore revenue will be recognized for each of these performance obligations when control of the respective goods and services is transferred to the customer. The transaction price be allocated to different performance obligations based on the independent selling price, in which revenues are identified, measured and recorded separately.

Trade incentives, including cash incentives, discounts and volume rebates, and free or discounted goods or services, are accounted for as a reduction of revenue.

Discounts, rebates, credits, price concessions, performance bonuses and similar incentives are treated as variable consideration and included in the transaction price at the company’s best estimate, and is included in revenue to the extent that it is highly probable that there will be no significant reversal of the cumulative amount of revenue when any pricing uncertainty is resolved.

ii.	Services provided

The Company provides gas distribution services through the subsidiary Comgás and logistics services through the subsidiary Cosan Logística. The fair value and selling prices of individual services are broadly similar.

iii.	Billed revenue

The company provides gas distribution services through the subsidiary Comgás. Fair value and service selling prices are conveniently released and recognized when its value is measured reliably, recognized as having no result at the same volume as those delivered to customers based on the monthly measurements performed.

iv.	Unbilled revenue

Refers to the portion of gas supplied for which metering and billing to customers have not yet occurred. This amount is estimated based on the period between measurement and the last day of the month.

The actual volume billed may be different from estimates. The Company believes that, based on its historical experience with similar operation, the unbilled estimated amount will not significantly differ from actual amounts.

v.	Services rendered

Are recognized when the amount of revenue can be measured reliably, when it is probable that the economic benefits associated with the transaction will flow to the Company, when the stage of completion of the transaction at the end of the reporting period can be measured reliably, as well as when its amount and related costs can be measured reliably. Service prices are established based on service orders or contracts. Services for which payment is made in advance are recorded as deferred revenue in other liabilities and recognized in revenue when the services are rendered.

vi.	Deferred revenue

Consists in advances received from clients seeking investment in fixed assets in return for a rail service contract requiring future performance of services by the Company.

vii.	Infrastructure concessions

The construction of the infrastructure necessary for gas distribution is considered a construction service rendered to the Conceding Authority, and the related income is recognized in profit or loss at finishing stage of the work.

Construction costs are recognized by reference to the stage of completion of the construction activity at the end of the reporting period, and are included in cost of sales.

The provision of infrastructure construction services is recognized in accordance with IFRS 15, against a contract asset.

The following is an analysis of the Company’s revenue for the year from continuing operations:

	December 31, 2018	December 31, 2017	December 31, 2016
Gross revenue from sales of products and services	19,618,525	15,835,343	14,673,819
Construction revenue	415,753	351,193	339,025
Indirect taxes and deductions	(3,190,345)	(2,604,073)	(2,494,705)

Net sales	16,843,933	13,582,463	12,518,139

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	December 31, 2018	December 31, 2017	December 31, 2016
At a point in time
Comgás—Gas distribution	6,363,614	5,118,087	5,211,082
Moove—Lubricants and basic oil	3,414,536	2,097,450	1,861,991
Other	69,808	72,018	108,012

	9,847,958	7,287,555	7,181,085
Over time
Logistic—Transportation	5,715,450	4,993,849	3,960,800
Logistic—Port Elevation	303,800	330,800	308,300
Comgás—Construction revenue	415,753	351,193	339,025
Other services	601,099	653,771	767,138

	7,036,102	6,329,613	5,375,263
Elimination	(40,127)	(34,705)	(38,209)

Total of net sales	16,843,933	13,582,463	12,518,139